Note 9 - Debt (Detail)	12 Months Ended					0 Months Ended		12 Months Ended						12 Months Ended										12 Months Ended	1 Months Ended	12 Months Ended								12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended								12 Months Ended								1 Months Ended			1 Months Ended				12 Months Ended		12 Months Ended							0 Months Ended	1 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2010 Cash On Hand [Member] Tranche B [Member] USD ($)	Feb. 15, 2011 Bridge Loan [Member] USD ($)	Aug. 17, 2011 Bridge Loan [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] USD ($)	Dec. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] EUR (€)	Dec. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] EUR (€)	Jul. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] USD ($)	Jul. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] EUR (€)	Dec. 31, 2012 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] USD ($)	Dec. 31, 2011 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] EUR (€)	Jul. 16, 2011 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] USD ($)	Jul. 16, 2011 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] EUR (€)	Dec. 31, 2012 Jeke [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 M/V Evian [Member] Minimum [Member] HSH Facility [Member] USD ($)	Nov. 30, 2011 M/V Evian [Member] Minimum [Member] HSH Facility [Member]	Nov. 30, 2011 M/V Evian [Member] Maximum [Member] HSH Facility [Member]	Dec. 31, 2012 M/V Evian [Member] Per Group Vessel [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 M/V Evian [Member] In Excess Of [Member] HSH Facility [Member]	Aug. 31, 2012 M/V Evian [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 M/V Evian [Member] HSH Facility [Member]	Nov. 30, 2011 M/V Evian [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Warhol [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Indiana [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Britto [Member] Minimum [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Britto [Member] Per Group Vessel [Member] HSH Facility [Member] USD ($)	Oct. 31, 2012 Britto [Member] Up To October 2012 [Member] HSH Facility [Member]	Oct. 31, 2012 Britto [Member] Until Maturity [Member] HSH Facility [Member]	Dec. 31, 2012 Britto [Member] Greater Than [Member HSH Facility [Member]	Sep. 30, 2012 Britto [Member] HSH Facility [Member] USD ($)	Aug. 31, 2012 Britto [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Britto [Member] HSH Facility [Member] USD ($)	Oct. 31, 2012 Britto [Member] HSH Facility [Member] USD ($)	Mar. 31, 2012 Britto [Member] HSH Facility [Member]	Feb. 28, 2013 Lichtenstein [Member] Minimum [Member] ALPHA [Member] USD ($)	Feb. 28, 2013 Lichtenstein [Member] Maximum [Member] ALPHA [Member] USD ($)	Dec. 31, 2011 Lichtenstein [Member] Greater Than [Member ALPHA [Member] USD ($)	Feb. 28, 2013 Lichtenstein [Member] ALPHA [Member]	Dec. 31, 2012 Lichtenstein [Member] ALPHA [Member] USD ($)	Dec. 31, 2010 Minimum [Member] Tranche B [Member] USD ($)	Aug. 17, 2011 Maximum [Member] Laurasia Trading Ltd Credit Facility [Member]	Feb. 15, 2011 Maximum [Member] Laurasia Trading Ltd Credit Facility [Member]	Dec. 31, 2010 Greater Than [Member Tranche B [Member] USD ($)	Dec. 31, 2010 First Five Years [Member] Tranche B [Member] DVB Facility [Member]	Dec. 31, 2010 Thereafter [Member] Tranche B [Member] DVB Facility [Member]	Dec. 31, 2010 Thereafter [Member] Tranche B [Member] USD ($)	Dec. 31, 2012 Tranche A-Banksy [Member] DVB Facility [Member] USD ($)	Dec. 31, 2012 Tranche A-Hongbo [Member] DVB Facility [Member] USD ($)	Dec. 31, 2012 Tranche B [Member] DVB Facility [Member]	Dec. 31, 2010 Tranche B [Member] DVB Facility [Member] USD ($)	Jul. 31, 2009 Tranche B [Member] DVB [Member] USD ($)	Dec. 31, 2012 Tranche B [Member] DVB [Member]	Dec. 31, 2010 Tranche B [Member] DVB [Member]	Dec. 31, 2010 Tranche B [Member] Top Up Loan [Member] USD ($)	Jun. 30, 2010 Tranche B [Member] Top Up Loan [Member] USD ($)	Mar. 31, 2010 Tranche B [Member] Top Up Loan [Member] USD ($)	Jul. 31, 2009 Tranche B [Member] Top Up Loan [Member] USD ($)	Dec. 31, 2009 Tranche B [Member] Top Up Loan [Member] USD ($)	Dec. 31, 2012 Tranche B [Member] Top Up Loan [Member] USD ($)	Dec. 31, 2010 Tranche B [Member]	Dec. 31, 2012 HSH Facility [Member] USD ($)	Dec. 31, 2011 HSH Facility [Member] USD ($)	Dec. 31, 2012 DVB Facility [Member] USD ($)	Dec. 31, 2011 DVB Facility [Member] USD ($)	Dec. 31, 2012 ALPHA [Member] USD ($)	Dec. 31, 2011 ALPHA [Member] USD ($)	Aug. 15, 2012 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Aug. 17, 2011 Laurasia Trading Ltd Credit Facility [Member]	Dec. 31, 2010 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Jan. 20, 2012 Laurasia Trading Ltd Credit Facility [Member]	Aug. 06, 2011 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Feb. 15, 2011 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Aug. 17, 2010 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Aug. 06, 2010 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Dec. 31, 2012 Santa Lucia Holdings Ltd Credit Facility [Member] USD ($)	Dec. 31, 2012 Santa Lucia Holdings Ltd Credit Facility [Member] USD ($)	Dec. 31, 2011 Central Mare Inc Credit Facility [Member] USD ($)	Dec. 31, 2011 Central Mare Inc Credit Facility [Member] EUR (€)
Long-term Debt, Gross	$ 3,250,000	$ 4,000,000						$ 462,000	$ 453,000			$ 462,000		$ 2,375,000			$ 2,375,000		$ 15,768,000									$ 29,712,000	$ 21,527,000								$ 26,658,000							$ 27,000,000								$ 20,000,000	$ 24,727,000											$ 3,520,000		$ 93,664,000	$ 107,277,000	$ 48,247,000	$ 53,364,000	$ 27,000,000	$ 29,400,000											$ 2,329,000
Unamortized Debt Issuance Expense	(2,379,000)																		106,000									256,000	303,000								265,000							181,000								408,000	438,000													929,000	1,164,000	846,000	1,020,000	181,000	221,000
Number of Credit Facilities																										2																																									2	1	1	1	1
Debt Instrument, Basis Spread on Variable Rate																			3.125%									3.75%	3.75%								3.75%						3.00%	3.00%								1.75%	1.55%				1.75%
Debt Instrument, Interest Rate at Period End																			3.44%									4.06%	4.06%								4.06%															2.31%	2.11%	2.31%
Debt Instrument Prepayment	4,975,000	124,000,000		23,950,000																					2,225,000										750,000	1,500,000																								587,000	550,000		1,313,000
Additional Security Percentage of Outstanding Loan																					130.00%	135.00%										120.00%	125.00%									130.00%
Market Value Adjusted Net Worth																											250,000,000															250,000,000
Percentage of Total Asstes																										35.00%								35.00%
Percentage of Fixed Charges																										120.00%								120.00%
Minimum Liquid Funds																				25,000,000			500,000							25,000,000	500,000
Dividend Payout as a Percentage of Net Income																								70.00%													70.00%
Number of Credit Facilities																										2																																									2	1	1	1	1
Credit Facility Default Rate																										2.00%											2.00%		2.00%
Adjusted Net Worth																																						250,000,000
Number of Credit Facilities																										2																																									2	1	1	1	1
Number of Credit Facilities																										2																																									2	1	1	1	1
Line of Credit Facility, Maximum Borrowing Capacity																		1,800,000																																						80,000,000
Debt Instrument, Increase, Additional Borrowings																																																														12,512,000
Cash Sweep Mechanism Percentage																																																								100.00%
Number of Vessels Financed																																																										2
Repayments of Debt	5,664,000																																							600,000	750,000																		7,710,000													750,000
Cash																																										25,000,000			25,000,000														3,710,000
Proceeds from (Repayments of) Debt																																																											4,000,000
Number of Unsecured Bridge Loan Financing Facilities																																																											2
Shares, Issued (in Shares)																																																								1,251,240
Minimum Required Vessel Security Percentage																																																115.00%		125.00%
Additional Security Term																																																	5 years
Net Asset Value																																																			225,000,000
Book Equity																																										100,000,000						180,000,000
Minimum Cash Per Vessel					250,000																																																		500,000
EBITDAR/Interest Expense Ratio																																																																	1.50:1.00
Line of Credit Facility, Interest Rate at Period End																																												3.25%
Bridge Loan																																																																															2,000,000
Repayment of Liability Denominator																																																																													4	4
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																																																																									500,000
Number of Outstanding Shares Percentage																																														15.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																																												$ 4
Debt Instrument, Unamortized Discount		(371,000)	[1]				2,000,000																																																																									0	0
Interest And Non-Cash Amortization of Debt Discount																																																																										833,000						667,000
Non-Cash Amortization Of Debt Discount																																																																										787,000							371,000
Interest Expense, Other																																																																										46,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%																																																																		6.00%	8.00%		8.00%					8.00%	8.00%
Debt Instrument, Unamortized Balance																																																																										1,213,000
Short-term Debt, Maximum Amount Outstanding During Period						2,000,000
Percentage of Outstanding Shares																																															15.00%
Credit Facility Extended Term																																																																								1 year
Interest Expense, Debt	7,240,000	10,068,000		11,241,000				36,095	17,468					185,634	5,615																																																																		296,000
Line of Credit Facility, Amount Outstanding (in Euro)										350,000	350,000		350,000			1,800,000																																																																			1,800,000
Increase (Decrease) in Deferred Charges	1,128,000	971,000
Debt, Weighted Average Interest Rate	3.55%	4.01%
Restricted Net Assets	$ 15,806,000	$ 44,438,000

[1]	The Laurasia Trading facility was presented under Convertible Loans as of December 31, 2010 and 2011 but the conversion feature was cancelled on August 15, 2012